STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,389,459)	$ (7,241,871)	$ (48,837,295)	$ (22,603,202)	$ (12,478,478)
Depreciation and amortization	2,553,310	3,083,686	6,036,740	4,328,247	1,019,600
Change in the allowance for bad debt	22,720	38,219	135,590	196,328
Common stock issued for services	271,167	625,000	625,000	275,500	236,228
Impairment of intangible assets investments			12,196,269
Goodwill impairment			25,919,000
Deferred income tax benefits		(2,618,723)	(2,618,723)	(9,976,823)
Non-cash interest expense			50,596
Loss on sale or disposal of fixed assets	895		400	32,459
Share-based compensation expense	1,878,715	2,926,257	5,100,883	8,824,649	6,862,472
Fair value adjustment of acquisition related contingent consideration		4,860,557	(12,199,730)	2,716,500
Changes in operating assets and liabilities:
Accounts receivable	(107,597)	(1,071,634)	2,107,664	374,177	1,909,547
Prepaid expenses and other current assets	266,264	(178,541)	499,163	165,912	53,064
Interest on restricted cash	(115)
Deposits	(23,111)	98,693	127,689	298,149	40,101
Accounts payable and accrued liabilities	(521,806)	2,352,642	3,213,421	2,552,895	(501,647)
Deferred revenue	(252,151)	(180,513)	(198,522)	(907,712)	956,115
Long-term liabilities	(33,919)	(33,111)	(31,276)
NET CASH USED IN OPERATING ACTIVITIES	(5,335,087)	(7,060,453)	(13,086,785)	(14,651,043)	(5,908,423)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for purchase of patents	(43,540)	(688,435)	(864,092)	(165,218)
Cash paid for patent defense costs	(231,068)	(2,253,813)	(3,040,838)	(2,346,475)	(1,186,159)
Cash paid for acquisition related contingent consideration		(2,000,000)	(3,242,268)
Cash paid for long-term investment	(54,667)	(200,000)	(200,000)
Cash paid for purchase of assets of businesses, net of cash acquired				(3,967,794)
Additions to property and equipment				(48,000)	(207,271)
Capitalization of software development costs					(235,802)
NET CASH USED IN INVESTING ACTIVITIES	(329,275)	(5,142,248)	(7,347,198)	(6,527,487)	(1,629,232)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net			12,093,189	18,530,488	12,339,777
Proceeds received from issuance of short-term debt	1,669,377		450,000
Payments on short-term debt			(450,000)
Proceeds received from the exercise of stock options and warrants, net	2,500	1,249,660	1,264,660	2,894,511	4,762,661
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,671,877	1,249,660	13,357,849	21,424,999	17,102,438
NET CHANGE IN CASH AND CASH EQUIVALENTS	(3,992,485)	(10,953,041)	(7,076,134)	246,469	9,564,783
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	4,352,691	11,428,825	11,428,825	11,182,356	1,617,573
CASH AND CASH EQUIVALENTS, END OF PERIOD	360,206	475,784	4,352,691	11,428,825	11,182,356
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	14,804		14,854	3,869
Income taxes paid	76,887		39,315	77,796
Stock issued for patent defense			3,813,953
Stock issued for acquisition of intangible assets		3,813,953	10,558,502
Acquisition related contingent consideration settled in stock				$ 41,169,180